Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	0.27238%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$364,981.19

Principal:
Principal Collections	$11,705,003.77
Prepayments in Full	$4,062,675.54
Liquidation Proceeds	$149,280.57
Recoveries	$28,044.86
Sub Total	$15,945,004.74
Collections	$16,309,985.93

Purchase Amounts:
Purchase Amounts Related to Principal	$322,451.54
Purchase Amounts Related to Interest	$986.72
Sub Total	$323,438.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,633,424.19

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	45
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,633,424.19
Servicing Fee	$162,141.94	$162,141.94	$0.00	$0.00	$16,471,282.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,471,282.25
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,471,282.25
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,471,282.25
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,471,282.25
Interest - Class A-4 Notes	$115,153.96	$115,153.96	$0.00	$0.00	$16,356,128.29
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,356,128.29
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$16,268,114.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,268,114.96
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$16,204,972.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,204,972.96
Regular Principal Payment	$15,179,205.40	$15,179,205.40	$0.00	$0.00	$1,025,767.56
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,025,767.56
Residual Released to Depositor	$0.00	$1,025,767.56	$0.00	$0.00	$0.00
Total		$16,633,424.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,179,205.40
Total					$15,179,205.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,179,205.40	$112.02	$115,153.96	$0.85	$15,294,359.36	$112.87
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$15,179,205.40	$9.66	$266,309.29	$0.17	$15,445,514.69	$9.83

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$71,971,222.65	0.5311529	$56,792,017.25	0.4191293
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$150,561,222.65	0.0957897	$135,382,017.25	0.0861324

Pool Information
Weighted Average APR	2.234%	2.233%
Weighted Average Remaining Term	20.38	19.65
Number of Receivables Outstanding	23,161	22,247
Pool Balance	$194,570,326.13	$178,172,769.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$181,996,962.34	$166,817,756.94
Pool Factor	0.1132524	0.1037080

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$11,355,012.35
Targeted Overcollateralization Amount	$42,790,752.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$42,790,752.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		84	$158,145.42
(Recoveries)		122	$28,044.86
Net Loss for Current Collection Period			$130,100.56
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8024%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2712%
Second Prior Collection Period			0.1893%
Prior Collection Period			-0.0497%
Current Collection Period			0.8377%
Four Month Average (Current and Prior Three Collection Periods)			0.3121%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,364	$16,189,490.91
(Cumulative Recoveries)			$3,367,220.89
Cumulative Net Loss for All Collection Periods			$12,822,270.02
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7463%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,709.78
Average Net Loss for Receivables that have experienced a Realized Loss			$2,938.19

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.32%	204	$2,357,930.51
61-90 Days Delinquent	0.18%	25	$314,460.54
91-120 Days Delinquent	0.09%	10	$168,682.16
Over 120 Days Delinquent	0.50%	53	$884,597.75
Total Delinquent Receivables	2.09%	292	$3,725,670.96

Repossession Inventory:
Repossessed in the Current Collection Period		14	$178,806.74
Total Repossessed Inventory		25	$455,243.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3524%
Prior Collection Period			0.4102%
Current Collection Period			0.3956%
Three Month Average			0.3861%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7676%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer